SEGMENT REPORTING (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 277,849	$ 255,750	$ 256,915
Long-Lived Assets	9,823	7,011	6,603
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	107,527	91,825	90,618
Long-Lived Assets	2,933	2,601	2,917
Europe and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	79,615	82,786	87,539
Long-Lived Assets	207	296	407
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	62,324	44,406	39,744
Long-Lived Assets	390	138	76
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	16,193	25,460	26,409
Long-Lived Assets	365	9	12
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	4,461	3,217	4,620
Long-Lived Assets	5,928	3,967	3,191
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 7,729	$ 8,056	$ 7,985
Long-Lived Assets